United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___12/31/09___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		__12/31/09____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     6026   130285 SH       SOLE                   130285
Adobe Systems Inc              COM              00724F101     4769   129671 SH       SOLE                   129671
Aeropostale Inc                COM              007865108     2241    65809 SH       SOLE                    65809
Asia Info Holdings Inc         COM              04518a104     2724    89446 SH       SOLE                    89446
Best Buy Company               COM              086516101     5129   129980 SH       SOLE                   129980
CGI Group Inc CL A             COM              39945c109     1899   140053 SH       SOLE                   140053
CNinsure Inc - ADR             COM              18976m103     1410    70232 SH       SOLE                    70232
Canadian National Railway Co   COM              136375102     4933    90741 SH       SOLE                    90741
Cerner Corp                    COM              156782104     7206    87408 SH       SOLE                    87408
Cognizant Tech Solutions-A     COM              192446102     7203   158900 SH       SOLE                   158900
EMC Corp.                      COM              268648102     3232   185031 SH       SOLE                   185031
Express Scripts                COM              302182100     7193    83233 SH       SOLE                    83233
F5 Networks Inc                COM              315616102     2947    55643 SH       SOLE                    55643
FMC Technologies Inc           COM              30249U101     7917   136885 SH       SOLE                   136885
Flir Systems Inc               COM              302445101     8295   253428 SH       SOLE                   253428
Google Inc - Cl A              COM              38259P508     8044    12975 SH       SOLE                    12975
ITT Corp                       COM              450911102     5052   101569 SH       SOLE                   101569
Intuit Inc                     COM              461202103     2799    91082 SH       SOLE                    91082
Intuitive Surgical Inc         COM              46120e602     5607    18479 SH       SOLE                    18479
Jacobs Engineering Group Inc   COM              469814107     3800   101046 SH       SOLE                   101046
Kirby Corp.                    COM              497266106     4186   120197 SH       SOLE                   120197
Lincoln Electric Holdings      COM              533900106     2326    43505 SH       SOLE                    43505
Mantech Int'l Corp A           COM              564563104     4954   102485 SH       SOLE                   102485
Micros Systems Inc.            COM              594901100     3375   108763 SH       SOLE                   108763
Novo-Nordisk Spons ADR         COM              670100205     5139    80490 SH       SOLE                    80490
Oceaneering Intl Inc           COM              675232102     6844   116956 SH       SOLE                   116956
Petmed Express Inc             COM              716382106     3753   212508 SH       SOLE                   212508
Sabine Royalty Trust           COM              785688102      207     5057 SH       SOLE                     5057
T. Rowe Price Group Inc        COM              74144T108     3792    71216 SH       SOLE                    71216
Teva Pharm Ind-SP ADR          COM              881624209     6415   114185 SH       SOLE                   114185
Tractor Supply                 COM              892356106     6519   123063 SH       SOLE                   123063
Urban Outfitters Inc           COM              917047102     4592   131238 SH       SOLE                   131238
Visa Inc - Class A Shares      COM              92826c839     3609    41263 SH       SOLE                    41263
XTO Energy Inc                 COM              98385x106     2683    57661 SH       SOLE                    57661
eBay Inc.                      COM              278642103     2766   117563 SH       SOLE                   117563